Consoolidated Statements of Cash Flows (Annual) (Audited) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,598,097)	$ (2,210,923)
Adjustments to reconcile net loss to net cash used in operating activities:
Executive salaries and consulting fees paid in stock	209,957	418,516
Depreciation of fixed asset	4,441	41,010
Amortization of intangible asset	3,048,172	3,221,789
Interest expense	10,318
Non-cash penalty and dividend expense for preferred shares	31,387	172,897
Non-cash lease expense	34,336	88,541
Changes in operating assets and liabilities:
Related party receivable		1,439
Prepaid expenses	13,035	531
Rent security & electricity deposit		(28,732)
Purchase deposits refunded (paid)	120,000	(881,724)
Purchase of movie and TV series broadcast right and copyright	(243,276)	(1,614,881)
Accounts payable and accrued liabilities	(137,023)	171,676
Accounts payable and accrued liabilities – related party	(8,739)	(918,307)
Deferred revenue	(38,000)	38,000
Net cash used in operating activities	(553,489)	(1,500,168)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan from related parties	370,887	375,051
Proceeds from common stock issuances	146,475	318,141
Proceeds from preferred share C issuances	69,000	586,906
Proceeds from preferred share D issuances		172,040
Net cash provided by financing activities	586,362	1,452,138
Net increase (decrease) in cash and cash equivalents	32,873	(48,030)
Cash and cash equivalents – beginning of period	84,223	132,253
Cash and cash equivalents – end of period	117,096	84,223
Supplemental Cash Flow Disclosures
Cash paid for interest		239
Cash paid for income taxes
Non-Cash Investing and Financing Activities:
Change of ROU assets and lease liabilities due to cancellation of leases	43,489
Transfer from long term prepayment to intangible assets	461,724	1,406,385
Additions to ROU assets		$ 1,207,789